Intangible Assets, Net (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expenses	$ 79,606	¥ 540,134	¥ 1,041,609	¥ 1,064,363